Financial Risk Management - Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Opening balance	kr 2,827	kr 2,585
Balances regarding acquired business	17	0
Decrease/Increase in allowance	239	265
Write-offs	19	21
Translation difference	225	2
Closing balance	kr 2,327	kr 2,827